Shareholders' Equity - Schedule of Equity Securities in ADS Terms (Details) - ADS warrants [Member]	Dec. 31, 2025 $ / shares shares
Schedule of Equity Securities in ADS Terms [Line Items]
Warrants outstanding | shares	1,183,064
Minimum [Member]
Schedule of Equity Securities in ADS Terms [Line Items]
Exercise price	$ 5
Remaining years to expiration	1 year 6 months
Maximum [Member]
Schedule of Equity Securities in ADS Terms [Line Items]
Exercise price	$ 500
Remaining years to expiration	5 years